Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Fair Value and NAV
The following tables set forth the Plan’s investments by valuation technique level, within the fair value hierarchy, excluding Plan interest in the Master Trust for NS stock. There were no level 3 valued investments.

	Level 1	Level 2	Total
	($ in thousands)

December 31, 2025
Registered investment companies	$486,978	$—	$486,978
Common collective trusts	—	899,063	899,063

Investments at fair value	$486,978	$899,063	$1,386,041

December 31, 2024
Registered investment companies	$803,762	$—	$803,762
Common collective trusts	—	459,170	459,170

Investments at fair value	$803,762	$459,170	$1,262,932